OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2018	2017	2016
	$ million	$ million	$ million
Short-term employee benefits	18	15	15
Share-based payments expense	10	7	7
Pension and post-employment benefit entitlements	2	1	1
Compensation for loss of office	–	3	–
	30	26	23